24 Equity (Details) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Summary of equity [Line Items]
Number of shares		683,509,869	683,509,869
Percentage of shares		100.00%	100.00%
Other shareholders - in Brazil [member]
Summary of equity [Line Items]
Number of shares	[1]	254,868,646	236,161,929
Percentage of shares	[1]	37.29%	34.55%
Other shareholders - Abroad [member]
Summary of equity [Line Items]
Number of shares	[2],[3]	85,133,494	103,823,655
Percentage of shares	[2],[3]	12.45%	15.19%
State Department of Finance [member]
Summary of equity [Line Items]
Number of shares	[4]	343,507,729	343,524,285
Percentage of shares	[4]	50.26%	50.26%

[1]	As of December 31, 2020, the common shares traded in Brazil were held by 40,399 shareholders. It includes six shares held by Companhia Paulista de Parcerias (CPP), which is controlled by the Sao Paulo State Government
[2]	Each ADR corresponds to 1 share.
[3]	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank for the Company's ADRs.
[4]	There is a lawsuit with a mandatory injunction filed under number 1051534-40.2019.8.26.0053 pending at the 7th Tax Court of the City of Sao Paulo, pleading the unlawfulness of the disposal of shares owned by the Treasury Department of the Sao Paulo State to third parties, filed by Banco Bradesco S.A., the custodian and bookkeeping agent of the Company's shares.